RECEIVABLES FROM CUSTOMERS (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2022	Aug. 02, 2022	Jun. 30, 2019
Receivables From Customers
Credit losses		R$ 131
Debts			R$ 222
Installment amount	R$ 11